Deconsolidation of subsidiaries (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Apr. 18, 2025
Deconsolidation Of Subsidiaries
Voting rights				51.00%
Gain from deconsolidation of subsidiaries	$ 759		$ 78
Disposal of subsidiaries	$ 3